Sale of U.S. Operations (Loss on Sale of U.S. Operations) (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016		Mar. 31, 2015
Assets:
Cash and equivalents		$ 0	$ 0	$ 0	$ 0	$ 0		$ 197,634
Other expenses relating to sale:
Financing costs						(1,072,732)		0
Loss on Sale of U.S. Operations		0	(1,969,174)	0	(1,969,174)	(2,254,049)		0
General and Administrative Expense [Abstract]
Income from discontinued operations, net of tax		$ 0	134,752	0	193,905	204,127		2,212,839
Calpian U.S. Operations [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Assets:
Cash and equivalents	$ 162,095
Accounts receivable	77,803
Restricted cash	51,494
Other current assets	172,460
Property and equipment, net	222,908
Cost of revenues: Processing and other	6,991,261
Other intangible assets, net	80,371
Equity investments	146,600
Deposits held by lenders and other	610,073
Promissory note from MoneyOnMobile, Inc.	675,000
Total assets - discontinued operations	9,190,065
Liabilities assumed by buyer:
Current portion of long-term debt	8,279,916
Total liabilities assumed by buyer	8,279,916
Net Assets received by buyer:	910,149
Other expenses relating to sale:
Sub-debt discount write-down	(394,481)
Legal and other	(1,696,985)
Financing costs	(1,072,732)
Loss on Sale of U.S. Operations	$ (2,254,049)
Calpian Commerce Segment [Member]
Other expenses relating to sale:
Total revenues						8,834,882	[1]	22,224,723
Total cost of sales						5,775,541	[1]	16,224,976
Gross profit:						3,059,341	[1]	5,999,747
General and Administrative Expense [Abstract]
General and administrative expenses						2,026,266	[1]	5,311,559
Disposal Group, Including Discontinued Operation, Other Income (Expense)						(828,948)	[1]	1,524,651
Income from discontinued operations, net of tax						$ 204,127	[1]	$ 2,212,839
Calpian Commerce Segment [Member] | Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Other expenses relating to sale:
Revenue, net: Residual portfolios			290,239		1,594,475
Revenue, net: Processing fees			1,379,289		5,880,911
Other			326,838	1,362,559
Total revenues			1,996,366		8,837,945
Cost of revenues: Residual portfolio amortization			0		263,421
Processing and other			1,141,272		5,126,216
Cost of revenues: Other			120,557		385,904
Total cost of sales			1,261,829		5,775,541
Gross profit:			734,537	3,062,404
General and Administrative Expense [Abstract]
Disposal Group, Including Discontinued Operation, Interest Income			0		123,992
Salaries and wages			276,030		1,320,851
Selling, general and administrative			24,040		677,713
Depreciation and amortization			0		40,987
General and administrative expenses			300,070		2,039,551
Income tax expense			(299,715)	$ 0	(952,940)
Disposal Group, Including Discontinued Operation, Other Income (Expense)			(299,715)		(828,948)
Income from discontinued operations, net of tax			$ 134,752		$ 193,905

[1]	As the Company’s U.S. Operations were divested on November 30, 2015, the financial information presented above includes only eight month results for the periods within the current fiscal year.